Stock-Based Employee Compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) plan $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation plans | plan	1
Maximum number of award to be granted per individual (in shares)	500,000
Maximum aggregate number of shares available under the employee stock purchase plan (in shares)	1,300,000
Purchase price for each share of common stock as percentage of the average of the market price	85.00%
Shares of common stock issued under the ESPP plan (in shares)	91,586	74,100	51,989
Weighted-average price of shares of common stock issued under the ESPP plan (in dollars per share) | $ / shares	$ 98.20	$ 97.50	$ 93.15
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum value of awards that can be granted to participant in any fiscal year | $	$ 500,000
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum actual number of shares underlying each performance share award as a percentage of target performance shares	200.00%
Shares granted (in shares)	187,924
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum actual number of shares underlying each performance share award as a percentage of target performance shares	200.00%
Shares granted (in shares)	194,486
2008 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for issuance under stock-based compensation plans (in shares)	14,000,000